Tax incentives	12 Months Ended
Dec. 31, 2024
Tax Incentives
Tax incentives

28 Tax incentives

(a) SUDENE - IR

Since 2015, the Company obtained grant in lawsuits claiming the reduction of 75% of IRPJ and additional taxes on income from the following industrial units: (i) PVC and Chlor-Alkali (Cloro Soda), established in the state of Alagoas; and (ii) Chemicals, PE, PVC and Chlor-Alkali units, established in the city of Camaçari (in Bahia State). The tax incentive granted by the Northeast Development Department (“SUDENE”) is calculated based on the Profit from Exploration of the incentivized activity, with an enjoyment period of 10 years. Currently, the Company is in the process of renewing the incentive with the granting authority.

In 2024, the Company also recorded a tax loss and, for such reason, did not make use of tax benefits.

(b) PRODESIN - ICMS

Since 2010, the Company has ICMS tax incentives granted by the state of Alagoas, through the state of Alagoas Integrated Development Program (“PRODESIN”), which are aimed at implementing and expanding a plant in that state. In 2024, the amount was R$ 28 (2023: R$ 58).